Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restricted Stock Units (RSUs)
Restricted Stock Unit Activity
Beginning balance (in shares)	1,200,412	2,606,696
Granted (in shares)	2,271,672	597,927
Vested (in shares)	(793,552)	(1,127,721)
Forfeited (in shares)	(299,933)	(876,490)
Ending balance (in shares)	2,378,599	1,200,412
Weighted Average Fair Value at Grant Date (A$)
Beginning balance (in dollars per share)	$ 27.83	$ 19.01
Granted (in dollars per share)	26.12	41.73
Vested (in dollars per share)	25.17	14.96
Forfeited (in dollars per share)	28.46	27.73
Ending balance (in dollars per share)	$ 26.97	$ 27.83
Restricted Stock Units Service Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	414,675	593,486
Granted (in shares)	1,279,127	233,443
Vested (in shares)	(449,458)	(313,641)
Forfeited (in shares)	(107,818)	(98,613)
Ending balance (in shares)	1,136,526	414,675
Restricted Stock Units Performance Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	291,704	726,288
Granted (in shares)	268,009	141,015
Vested (in shares)	(87,307)	(248,202)
Forfeited (in shares)	(100,377)	(327,397)
Ending balance (in shares)	372,029	291,704
Restricted Stock Units (Market Condition)
Restricted Stock Unit Activity
Beginning balance (in shares)	494,033	1,286,922
Granted (in shares)	724,536	223,469
Vested (in shares)	(256,787)	(565,878)
Forfeited (in shares)	(91,738)	(450,480)
Ending balance (in shares)	870,044	494,033